Balance Sheets (USD $)	Nov. 30, 2012	Nov. 30, 2011
Current assets
Cash and cash equivalents	$ 7,780	$ 1,656
Prepaid expense	3,494	127
Total current assets	11,274	1,783
Website (net of accumulated amortization of $833) (Note 3)	9,167
Intangible assets and intellectual property (Note 7)	45,000	75,000
TOTAL ASSETS	65,441	76,783
Current liabilities
Accounts payable and accrued liabilities (Note 4)	730,717	138,910
Notes payable and accrued interest (Note 5)	84,380	60,213
Total current liabilities	815,097	199,123
STOCKHOLDERS’ (DEFICIENCY)
Authorized: 675,000,000 common shares, par value $0.001 Issued and outstanding: 149,078,000 and 171,023,000 at November 30, 2012 and November 30, 2011, respectively.	149,078	171,023
Additional paid-in capital	105,324	50,265
Accumulated other comprehensive income		694
Accumulated deficit	(105,837)	(105,837)
Accumulated deficit during development stage	(898,221)	(238,485)
Total stockholders’ deficit	(749,656)	(122,340)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 65,441	$ 76,783